Intangible Assets, Redeemable Common Units and Mezzanine Equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2007 patent
Intangible Assets, Redeemable Common Units and Mezzanine Equity
Number of patents | patent		3
Cash payment upon execution of agreement | $	$ 1,000
On-going quarterly cash payments | $	$ 25
Current commercial price paid for the first 24 modules sold to commercial customers (as a percent)	0.25%
Number of modules sold under first commercial scale | item	24
Current commercial price paid for the next 12 modules sold to commercial customers (as a percent)	0.15%
Number of modules sold under subsequent commercial scale | item	12